Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Benefit Obligations and Fair Value of Plan Assets, Funded Status of the Plan, and Amount Recognized in the Financial Statements
The following tables set forth the benefit obligation, fair value of plan assets, the funded status of the benefit plans, amounts recognized in the Company’s financial statements and the assumptions used.

	Pension Plan		Postretirement Plan
	2013	2012	2013	2012
Accumulated benefit obligation	$17,909,824	$18,993,062	$13,028,628	$13,707,308
Change in benefit obligation:
Benefit obligation at beginning of year	$23,570,451	$19,167,918	$13,707,309	$12,185,319
Service cost	634,892	521,701	213,131	195,777
Interest cost	946,247	953,197	531,845	592,359
Actuarial (gain) loss	(3,105,394)	3,445,737	(939,539)	1,128,635
Benefit payments, net of retiree contributions	(577,427)	(518,102)	(484,118)	(394,781)
Benefit obligation at end of year	$21,468,769	$23,570,451	$13,028,628	$13,707,309
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$16,063,381	$12,992,723	$8,673,128	$7,033,605
Actual return on plan assets, net of taxes	2,215,308	2,488,760	1,075,052	1,184,304
Employer contributions	1,100,000	1,100,000	850,000	850,000
Benefit payments, net of retiree contributions	(577,427)	(518,102)	(484,118)	(394,781)
Fair value of plan assets at end of year	$18,801,262	$16,063,381	$10,114,062	$8,673,128
Funded status	$(2,667,507)	$(7,507,070)	$(2,914,566)	$(5,034,181)
Amounts recognized in the balance sheets consist of:
Noncurrent liabilities	$(2,667,507)	$(7,507,070)	$(2,914,566)	$(5,034,181)
Amounts recognized in accumulated other comprehensive loss:
Transition obligation, net of tax	$—	$—	$—	$22,303
Net actuarial loss, net of tax	591,195	1,568,916	327,493	549,335
Total amounts included in other comprehensive loss, net of tax	$591,195	$1,568,916	$327,493	$571,638
Amounts deferred to a regulatory asset:
Transition obligation	$—	$—	$—	$105,699
Net actuarial loss	2,581,852	5,719,060	1,869,422	3,315,566
Amounts recognized as regulatory assets	$2,581,852	$5,719,060	$1,869,422	$3,421,265

Schedule of Actuarial Assumptions Used
The following table details the actuarial assumptions used in determining the projected benefit obligations and net benefit cost of the pension and the accumulated benefit obligations and net benefit cost of the postretirement plan for 2013, 2012 and 2011.

	Pension Plan			Postretirement Plan
	2013	2012	2011	2013	2012	2011
Assumptions used to determine benefit obligations:
Discount rate	4.82%	4.06%	5.04%	4.73%	3.95%	4.96%
Expected rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A
Assumptions used to determine benefit costs:
Discount rate	4.06%	5.04%	5.25%	3.95%	4.96%	5.00%
Expected long-term rate of return on plan assets	7.25%	7.25%	7.25%	5.11%	5.11%	5.09%
Expected rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Schedule of Components of Net Periodic Pension and Postretirement Benefit Cost
Components of net periodic benefit cost are as follows:

	Pension Plan			Postretirement Plan
	2013	2012	2011	2013	2012	2011
Service cost	$634,892	$521,701	$479,236	$213,131	$195,777	$194,842
Interest cost	946,247	953,197	908,873	531,845	592,359	579,976
Expected return on plan assets	(1,184,787)	(959,178)	(928,207)	(452,383)	(367,359)	(357,278)
Amortization of unrecognized transition obligation	—	—	—	141,671	188,892	188,892
Recognized loss	578,263	475,414	327,173	241,747	239,387	201,151
Net periodic benefit cost	$974,615	$991,134	$787,075	$676,011	$849,056	$807,583

Summary of Assumed Health Care Cost Trend Rates Used
The assumed health care cost trend rates used in measuring the accumulated benefit obligation for the postretirement medical plan as of September 30, 2013, 2012 and 2011 are presented below:

	Pre 65			Post 65
	2013	2012	2011	2013	2012	2011
Health care cost trend rate assumed for next year	9.00%	9.00%	10.00%	5.00%	6.00%	7.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2016	2017	2013	2013	2013

Effect of a 1% Change in Health Care Cost Trend Rate Assumptions
The health care cost trend rate assumptions could have a significant effect on the amounts reported. A change of 1% would have the following effects:

	1% Increase	1% Decrease
Effect on total service and interest cost components	$130,000	$(105,000)
Effect on accumulated postretirement benefit obligation	1,911,000	(1,568,000)

Schedule of Target and Actual Asset Allocation
The Company’s target and actual asset allocation in the pension and postretirement benefit plans as of September 30, 2013 and 2012 were:

	Pension Plan			Postretirement Plan
	Target	2013	2012	Target	2013	2012
Asset category:
Equity securities	60%	63%	59%	50%	62%	60%
Debt securities	40%	37%	38%	50%	36%	39%
Cash	—%	—%	3%	—%	1%	1%
Other	—%	—%	—%	—%	1%	—%

Summary of Fair Value Classifications Of Benefit Plan Assets
The following table contains the fair value classifications of the benefit plan assets:

		Defined Benefit Pension Plan Fair Value Measurements - September 30, 2013
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$66,084	$66,084	$—	$—
Common and Collective Trust and Pooled Funds:
Bonds
Domestic Fixed Income	2,043,005	—	2,043,005	—
Equities
Domestic Large Cap Growth	2,769,927	—	2,769,927	—
Domestic Large Cap Value	3,430,746	—	3,430,746	—
Domestic Small/Mid Cap Core	1,770,381	—	1,770,381	—
Mutual Funds:
Bonds
Domestic Fixed Income	4,326,814	—	4,326,814	—
Foreign Fixed Income	597,799	—	597,799	—
Equities
Domestic Large Cap Growth	2,115,392	—	2,115,392	—
Foreign Large Cap Value	698,554	—	698,554	—
Foreign Large Cap Core	982,560	—	982,560	—
Total	$18,801,262	$66,084	$18,735,178	$—

		Defined Benefit Pension Plan Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$522,626	$522,626	$—	$—
Common and Collective Trust
Bonds
Domestic Fixed Income	2,040,204	—	2,040,204	—
Mutual Funds
Bonds
Domestic Fixed Income	3,349,538	—	3,349,538	—
Foreign Fixed Income	631,442	—	631,442	—
Equities
Domestic Large Cap Growth	3,101,385	—	3,101,385	—
Domestic Large Cap Value	3,114,649	—	3,114,649	—
Domestic Small/Mid Cap Core	1,414,211	—	1,414,211	—
Foreign Large Cap Growth	661,895	—	661,895	—
Foreign Large Cap Core	1,227,431	—	1,227,431	—
Total	$16,063,381	$522,626	$15,540,755	$—

		Postretirement Benefit Plan Fair Value Measurements - September 30, 2013
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$124,350	$124,350	$—	$—
Mutual Funds
Bonds
Domestic Fixed Income	3,448,416	—	3,448,416	—
Foreign Fixed Income	214,528	—	214,528	—
Equities
Domestic Large Cap Growth	2,277,582	—	2,277,582	—
Domestic Large Cap Value	1,671,591	—	1,671,591	—
Domestic Small/Mid Cap Growth	480,438	—	480,438	—
Domestic Small/Mid Cap Value	467,661	—	467,661	—
Domestic Small/Mid Cap Core	35,809	—	35,809	—
Foreign Large Cap Growth	420,153	—	420,153	—
Foreign Large Cap Value	386,684	—	386,684	—
Foreign Large Cap Core	534,747	—	534,747	—
Other	52,103	—	52,103	—
Total	$10,114,062	$124,350	$9,989,712	$—

		Postretirement Benefit Plan Fair Value Measurements - September 30, 2012
	Fair Value	Level 1	Level 2	Level 3
Asset Class:
Cash	$63,991	$63,991	$—	$—
Mutual Funds
Bonds
Domestic Fixed Income	3,121,786	—	3,121,786	—
Foreign Fixed Income	226,562	—	226,562	—
Equities
Domestic Large Cap Growth	1,597,675	—	1,597,675	—
Domestic Large Cap Value	1,719,786	—	1,719,786	—
Domestic Small/Mid Cap Growth	367,369	—	367,369	—
Domestic Small/Mid Cap Value	381,378	—	381,378	—
Domestic Small/Mid Cap Core	35,450	—	35,450	—
Foreign Large Cap Growth	381,020	—	381,020	—
Foreign Large Cap Core	727,867	—	727,867	—
Other	50,244	—	50,244	—
Total	$8,673,128	$63,991	$8,609,137	$—

Schedule of Expected Future Benefit Payments
The following table reflects expected future benefit payments:

Fiscal year ending September 30	Pension Plan	Postretirement Plan
2014	$608,543	$556,997
2015	631,566	588,359
2016	641,345	624,335
2017	678,723	622,733
2018	753,561	613,201
2019-2023	5,264,988	3,549,388